Note 7 - Long-term Debt	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Long-term Debt [Text Block]
7.	Long-Term Debt

This consists of bank loans of the ship-owning companies and is as follows:

Borrower		December 31, 2017	December 31, 2018
Noumea Shipping Ltd.	(a)	5,640,000	3,341,000
Gregos Shiping Ltd.	(b)	4,550,000	4,150,000
Alterwall Business Inc. / Allendale Investments S.A. / Manolis Shipping Ltd. / Joanna Maritime Ltd. / Jonathan John Shipping Ltd.	(c)	7,900,000	-
Athens Shipping Ltd. / Oinousses Navigation Ltd. / Corfu Navigation ltd. / Bridge Shipping Ltd.	(d)	17,500,000	-
Alterwall Business Inc. / Allendale Investments S.A. / Manolis Shipping Ltd. / Joanna Maritime Ltd. / Jonathan John shipping Ltd. / Athens Shipping Ltd. / Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd.	(e)	-	30,000,000
		35,590,000	37,491,000
Less: Current portion	(4,699,028)	(5,212,000)
Long-term portion	(30,890,972)	(32,279,000)
Deferred charges, current portion	142,767	125,357
Deferred charges, long-term portion	196,619	237,848
Debt discount, current portion	353,000	216,402
Debt discount, long-term portion	883,112	324,603
Long-term debt, current portion net of deferred charges and debt discount	4,203,261	4,870,241
Long-term debt, long-term portion net of deferred charges and debt discount	29,811,241	31,716,549

None
of the above loans is registered in the U.S. The future annual loan repayments are as follows:

To December 31:
2019	5,212,000
2020	5,212,000
2021	27,067,000
2022	-
2023	-
Thereafter	-
Total	37,491,000

(a)	On
December 22, 2016,
the supplemental agreement with Noumea Shipping Ltd., owner of M/V “Evridiki G” was signed in order to refinance the final quarterly instalment of
$720,000
and the balloon payment of
$6,360,000
originally due in
December 2016.
The borrower and the lender agreed to amend the repayment profile in respect of the loan of which
$7,080,000
remained outstanding as of the date of the supplemental agreement and to extend the final maturity date to
January 2018.
The loan will be repaid with
three
repayments of
$720,000
each, due in
December 2016,
in
July 2017
and in
January 2018
together with the balloon payment of
$4,920,000
due in
January 2018.
On
February 27, 2018,
the Company signed and drew a term loan facility with Credit Agricole in order to refinance the existing indebtedness of M/V “Evridiki G” with the bank. This is a
$4,250,000
loan drawn by Noumea Shipping Ltd. as Borrower. The loan is payable in fourteen
consecutive quarterly instalments. Thirteen of
$303,000
each and a final instalment in the amount of
$311,000.
The margin of the loan is
3.00%
above LIBOR. The security cover ratio covenant is set to
130%.
The loan is secured with the following: (i)
first
priority mortgages over M/V “Evridiki G” and collateral vessel (M/V “EM Astoria”), (ii)
first
assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company.

(b)	On
June 15, 2017,
the Company signed a term loan facility with Credit Agricole and on
June 19, 2017
a loan of
$4,750,000
was drawn by Gregos Shipping Ltd. to partly finance the purchase of M/V “EM Astoria”. The loan is payable in twenty
or
sixteen
consecutive equal quarterly installments of
$100,000
plus a balloon amount of
$2,750,000
or
$3,150,000
(the debt repayment schedule shown in the previous table assumes repayment in sixteen
quarters). The margin of the loan is
2.65%
above LIBOR. The loan is secured with (i)
first
priority mortgages over M/V “EM Astoria”, (ii)
first
assignment of earnings and insurance of M/V “EM Astoria”, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to remaining loans of the Company. The Company paid a loan arrangement fee of
$50,000
for this loan. The Company has also entered into a profit sharing agreement with Credit Agricole whereby it will share with the bank
35%
of the excess of the fair market value of the vessel over the outstanding loan when the vessel is sold or when the loan matures. As a result of the lender's entitlement to participate in the appreciation of the market value of the mortgaged vessel, the Company has recognized a participation liability of amount
$1,297,100
and
$1,067,500
as of
December 31, 2017
and
2018,
respectively, presented in "Vessel profit participation liability" in the accompanying “Consolidated balance sheets”, with a corresponding debit to a debt discount account, presented contra to the loan balance. In addition,
35%
of the cash flow after debt service will be set aside and be used to repay the balloon payment with any excess funds to be paid to the bank.

(c)	On
February 12, 2016,
the Company signed and drew a term loan facility with Eurobank Ergasias S.A in order to refinance all of its existing facilities with the bank. This is a
$14,500,000
loan drawn by Saf-Concord Shipping Ltd, Eternity Shipping Company, Allendale Investments S.A., Manolis Shipping Limited, Alterwall Business Inc., Aggeliki Shipping Ltd and Jonathan John Shipping Ltd. (which was cross-collateralized as per supplemental agreement dated
September 27, 2016
replacing Eternity Shipping Company, the owner of M/V “Captain Costas” that was sold in
2016
) as Borrowers. The loan is payable in
twelve
equal consecutive quarterly instalments of
$460,000
each, with a balloon payment of
$8,980,000
to be paid together with the last instalment in
February 2019.
The interest was based on LIBOR plus a margin of
6.00%.
The loan is secured with the following: (i)
first
priority mortgages over M/V “Monica P”, M/V “Captain Costas” replaced by M/V “Aegean Express” after her sale, M/V “Kuo Hsuing”, M/V “Manolis P”, M/V “Ninos”, M/V “Aggeliki P”, (ii)
first
assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd and other covenants and guarantees similar to the rest of the loans of the Company, and (iv) a
$2,800,000
cash collateral deposit pledged in favor of the bank. The Company paid loan arrangement fees of
$247,500
for this loan. In
August 2017,
the Company applied
$1
million from the pledged amount against the loan and prepaid an amount of
$540,000
deducted from the balloon payment and made a prepayment of
$460,000
that referred to the installment of the
fourth
quarter of
2017.
In
November 2017,
the Company agreed with the lender to release M/V “Monica P.” from the mortgage and substitute it with M/V “Joanna”. In connection with this substitution, the Company prepaid an amount of
$460,000
referring to the installment due in the
first
quarter of
2018
and another
$280,000
deducted from the balloon payment. In
December 2017,
M/V “Aggeliki P.” was sold for scrap. An amount of
$2,100,000
from the sale of the vessel was prepaid, from which an amount of
$1,840,000
was applied against the final
four
instalments and an amount of
$260,000
was deducted from the balloon payment of the loan. Following the prepayments mentioned above, the balloon payment was reduced to
$7.9
million with the repayment of the loan resuming in
February 2019.
The loan was refinanced in
November 2018 (
See note
7
-(e)).

(d)	On
October 19, 2017,
the Company signed a term loan facility with Eurobank Ergasias S.A for an amount of
$17,500,000.
The loan was used to partially finance the acquisition of M/V “EM Athens”, M/V “EM Oinousses”, M/V “EM Corfu” and M/V “Akinada Bridge”. The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on
December 21,
2017.The
loan is payable in
five
consecutive equal quarterly installments of
$500,000
followed by
eleven
consecutive equal quarterly installments of
$800,000
and a balloon payment of
$6,200,000.
The loan bears interest at LIBOR plus a margin of
4.5%.
The loan is secured with (i)
first
priority mortgages over M/V “EM Athens”, M/V “EM Oinousses”, M/V “EM Corfu” and M/V “Akinada Bridge”, (ii)
first
assignment of earnings and insurance of the abovementioned vessels, (iii) a corporate guarantee of Euroseas Ltd and other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of
$137,638
within
2017
and another
$54,862
within
2018
for this loan. The loan was refinanced in
November 2018 (
See note
7
-(e)).

(e)	On
November 21, 2018,
the Company signed a reducing revolving credit facility with
Eurobank Ergasias S.A (the “Lender”) for an amount of up to
$45,000,000.
A loan of
$30,000,000
was drawn on
November 21, 2018
by Alterwall Business Inc., Allendale Investments S.A., Manolis Shipping Ltd., Joanna Maritime Ltd., Jonathan John Shipping Ltd., Athens Shipping Ltd., Oinousses Navigation Ltd., Corfu Navigation Ltd. and Bridge Shipping Ltd. to fully refinance all of the Company’s existing facilities with this bank and provide working capital. The revolving tranche will be available for a period of
18
months from signing of the loan agreement for the purpose of partly financing new vessel acquisitions or providing working capital and can be renewed subject to the bank’s approval and a fee to be determined. The loan is payable in
12
equal consecutive quarterly principal installments of
$900,000
and the balance will be repaid through balloon payment of
$19,200,000
together with the last principal installment in
November 2021.
Each quarterly principal instalment paid is added to the revolving tranche and may
be redrawn. The interest rate margin is
4.40%
over LIBOR. The loan is secured with (i)
first
priority mortgage over M/V “Ninos”, M/V “Kuo Hsiung”, M/V “Aegean Express”, M/V “Manolis P.” M/V “Joanna”, M/V “EM Athens”, M/V “EM Oinousses”, M/V “EM Corfu” and M/V “Akinada Bridge”, (ii)
first
assignment of earnings and insurance of the aforementioned vessels, (iii) a corporate guarantee of Euroseas Ltd and other covenants and guarantees similar to the remaining loan of the Company. The Company has the option (at the Lender’s absolute discretion) to substitute a Vessel by notifying the Lender in writing at least one
(
1
) month prior to the intended substitution date, provided that: a) the substitute vessel is of a similar type, of the same or younger age, having the same or enhanced characteristics (including, without limitation, deadweight, lightweight, shipyard pedigree and technical specifications) and will be
100%
owned by a shipowning company, incorporated in a jurisdiction acceptable to the Lender and owned by a ship owning company owned by the Company (directly or indirectly) and b) the new shipowning company provides a first
preferred mortgage over the new vessel and a corporate guarantee in favor of the Lender and executes any other security documentation as may
be requested by the Lender at its discretion. The Company paid loan arrangement fees of
$300,000
for this loan. The remaining
$15,000,000
of the revolving facility remains available to the company in order to finance up to
55%
of the market value of post
2001
built ships. The new tranches will be repaid through
sixteen
quarterly principal instalments with the amount of each such instalment being equal to such amount so that the balloon amount to be equal to
50%
of the initially drawn relevant tranche.

The security cover ratio covenant for the facility is set to
140%.
The undrawn amounts available under the revolving facility pay an annual commitment of
0.40%
and any amount drawn will pay a
1%
underwriting fee.

In addition to the terms specific to each loan described above, all the above loans are secured with a pledge of all the issued shares of each borrower.

The loan agreements also contain covenants such as minimum requirements regarding the hull ratio cover (the ratio of fair value of vessel to outstanding loan less cash in retention accounts ranging from
100%
to
140%
), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. limiting dividends in some loans to
60%
of profits, or,
not
permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of our subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan instalments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to
$4,903,953
and $
5,717,063
as of
December 31, 2017
and
2018,
respectively, and are included in “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of
December 31, 2018,
all the debt covenants are satisfied.

Interest expense for the years ended
December 31, 2016,
2017
and
2018
amounted to
$1,228,947,
$1,380,458
and
2,703,845
respectively.